Note 3 - Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2025
EBP 91-0369590 002 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Fair Value Measurement at June 30, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$19,497,165	$—	$—	$19,497,165
Common stock	260,369	—	—	260,369
Investments, at fair value	$19,757,534	$—	$—	$19,757,534
	Fair Value Measurement at June 30, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$17,200,194	$—	$—	$17,200,194
Common stock	396,988	—	—	396,988
Investments, at fair value	$17,597,182	$—	$—	$17,597,182